Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	54,550.00
Total Fee Amount	131,100.00
Total Offset Amount	0.00
Net Fee	$ 76,550.00